Right of Use Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Right of Use Assets
Rent expense under operating leases	$ 15,341,045	$ 9,900,044	$ 9,982,604
Operating lease cost	12,390,116
Short-term lease cost	2,950,929
Cash paid for amounts included in the measurement of operating lease liabilities	7,212,182
Non-cash transaction amount of lease liabilities arising from acquisition of right-of-use assets	$ 4,052,129